Income Tax (Details) - MYR (RM)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax [Line Items]
Taxable amount for first	RM 150,000
Average effective tax rate	15.00%
Tax rate	17.00%
Tax amount exceeding	RM 600,000
Calculated tax rate	24.00%	24.00%	24.00%
Taxed standard rate	24.00%
Bottom of range [member]
Income Tax [Line Items]
Taxable amount for next	RM 450,000
Paid up capital	2,500,000
Top of range [member]
Income Tax [Line Items]
Taxable amount for next	600,000
Paid up capital	RM 50,000,000